Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Impact of Adoption of ASU 2016-13
The following table illustrates the impact of adoption of ASU 2016-13:

(in thousands)	December 31, 2022	Impact of Adoption	January 1, 2023
Assets:
Allowance for credit losses on loans	$15,588	$5,793	$21,381
Deferred tax asset	3,267	1,483	4,750
Liabilities:
Liability for unfunded commitments	—	1,272	1,272
Shareholders' Equity
Retained Earnings	91,789	(5,581)	86,208